Submission	May 26, 2026
Submission [Line Items]
Central Index Key	0001653827
Registrant Name	Safepoint Holdings, Inc.
Registration File Number	333-295728
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES